Basic and diluted earnings (loss) per share	12 Months Ended
Dec. 31, 2023
Basic And Diluted Earnings Loss Per Share
Basic and diluted earnings (loss) per share

9. Basic and diluted earnings (loss) per share

The basic and diluted earnings (loss) per share are presented below:

	Year ended December 31,
	2023	2022	2021
Net income attributable to Vale's shareholders
Net income from continuing operations	7,983	16,728	24,736
Net income (loss) from discontinued operations	-	2,060	(2,291)
Net income	7,983	18,788	22,445
Thousands of shares
Weighted average number of common shares outstanding	4,366,130	4,637,794	5,012,424
Weighted average number of common shares outstanding and potential ordinary shares	4,369,961	4,642,432	5,016,848

Basic and diluted earnings per share from continuing operations
Common share (US$)	1.83	3.61	4.93
Basic and diluted earnings (loss) per share from discontinued operations
Common share (US$)	-	0.44	(0.46)
Basic and diluted earnings per share
Common share (US$)	1.83	4.05	4.47